UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Blue Chip Fund
	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 11.6%
Auto Components 0.2%
Lear Corp.	8,000	392,000
TRW Automotive Holdings Corp.*	11,900	600,593

		992,593
Automobiles 0.9%
Ford Motor Co.* (a)	478,800	5,846,148
Diversified Consumer Services 0.2%
Weight Watchers International, Inc.	16,300	1,258,197
Hotels Restaurants & Leisure 1.2%
Wynn Resorts Ltd.	50,200	7,714,736
Internet & Catalog Retail 0.8%
Priceline.com, Inc.* (a)	9,600	5,161,440
Leisure Equipment & Products 0.1%
Polaris Industries, Inc.	3,000	355,650
Media 4.2%
CBS Corp. "B"	282,000	7,718,340
Comcast Corp. "A"	442,100	10,619,242
McGraw-Hill Companies, Inc. (a)	17,100	711,360
Omnicom Group, Inc.	8,200	384,744
Time Warner, Inc. (a)	63,733	2,240,852
Viacom, Inc. "B"	104,100	5,040,522

		26,715,060
Multiline Retail 1.4%
Dillard's, Inc. "A" (a)	126,344	7,108,114
Macy's, Inc.	65,300	1,885,211

		8,993,325
Specialty Retail 1.6%
Aaron's, Inc.	9,500	239,495
Abercrombie & Fitch Co. "A" (a)	6,900	504,528
AutoZone, Inc.*	2,800	799,260
Dick's Sporting Goods, Inc.*	8,900	329,300
Foot Locker, Inc.	16,000	347,680
Limited Brands, Inc. (a)	78,100	2,956,866
TJX Companies, Inc.	81,800	4,523,540
Tractor Supply Co.	1,200	79,104

		9,779,773
Textiles, Apparel & Luxury Goods 1.0%
VF Corp. (a)	54,500	6,365,600
Consumer Staples 6.6%
Beverages 0.1%
Coca-Cola Enterprises, Inc.	11,400	320,454
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	58,500	4,577,625
Kroger Co.	65,900	1,638,933
Safeway, Inc. (a)	147,100	2,967,007
Walgreen Co. (a)	54,900	2,143,296

		11,326,861
Food Products 1.8%
Corn Products International, Inc.	15,800	804,062
Fresh Del Monte Produce, Inc.	31,100	762,261
Hormel Foods Corp. (a)	28,700	831,439
Smithfield Foods, Inc.* (a)	41,600	916,032
The Hershey Co.	53,100	2,996,964
Tyson Foods, Inc. "A" (a)	285,600	5,015,136

		11,325,894
Household Products 0.0%
Church & Dwight Co., Inc. (a)	5,300	213,802
Personal Products 0.6%
Herbalife Ltd.	66,800	3,722,096
Tobacco 2.3%
Lorillard, Inc.	21,700	2,304,974
Philip Morris International, Inc.	170,800	12,155,836

		14,460,810
Energy 13.2%
Energy Equipment & Services 0.7%
Complete Production Services, Inc.*	61,400	2,387,232
National Oilwell Varco, Inc.	15,100	1,216,607
Patterson-UTI Energy, Inc.	21,500	699,395

		4,303,234
Oil, Gas & Consumable Fuels 12.5%
Anadarko Petroleum Corp.	39,800	3,285,888
BP PLC (ADR)	66,100	3,003,584
Chevron Corp.	146,400	15,228,528
ConocoPhillips	178,000	12,814,220
CVR Energy, Inc.*	23,300	625,605
Devon Energy Corp.	18,900	1,487,430
Exxon Mobil Corp.	124,800	9,957,792
Hess Corp.	40,300	2,762,968
Marathon Oil Corp.	294,100	9,108,277
Marathon Petroleum Corp.*	96,250	4,214,787
Murphy Oil Corp.	50,100	3,217,422
Plains Exploration & Production Co.*	6,700	261,367
Stone Energy Corp.*	16,300	529,098
Tesoro Corp.* (a)	81,100	1,969,919
Valero Energy Corp.	388,100	9,749,072
W&T Offshore, Inc. (a)	14,800	401,080

		78,617,037
Financials 15.6%
Capital Markets 1.4%
American Capital Ltd.* (a)	98,700	954,429
BlackRock, Inc.	4,800	856,608
Franklin Resources, Inc. (a)	27,200	3,453,312
Morgan Stanley	159,600	3,551,100

		8,815,449
Commercial Banks 2.4%
KeyCorp	421,900	3,392,076
M&T Bank Corp. (a)	9,700	836,528
Regions Financial Corp. (a)	237,800	1,448,202
SunTrust Banks, Inc.	281,400	6,891,486
Zions Bancorp. (a)	123,000	2,693,700

		15,261,992
Consumer Finance 2.8%
Capital One Financial Corp. (a)	208,900	9,985,420
Discover Financial Services	305,800	7,831,538

		17,816,958
Diversified Financial Services 3.4%
Bank of America Corp.	7,400	71,854
CME Group, Inc. "A"	4,900	1,417,031
JPMorgan Chase & Co.	431,900	17,470,355
Moody's Corp. (a)	21,500	765,615
The NASDAQ OMX Group, Inc.*	61,200	1,473,084

		21,197,939
Insurance 4.8%
ACE Ltd.	68,000	4,554,640
Allied World Assurance Co. Holdings AG	18,000	980,100
American International Group, Inc.* (a)	160,500	4,606,350
Chubb Corp.	79,500	4,967,160
Hartford Financial Services Group, Inc. (a)	56,600	1,325,572
Lincoln National Corp. (a)	11,100	294,150
Progressive Corp.	55,100	1,084,368
Prudential Financial, Inc.	30,900	1,813,212
Reinsurance Group of America, Inc.	11,400	663,594
The Travelers Companies, Inc.	185,000	10,199,050

		30,488,196
Real Estate Investment Trusts 0.7%
Public Storage (REIT)	12,200	1,459,486
Rayonier, Inc. (REIT) (a)	15,900	1,024,755
Vornado Realty Trust (REIT)	21,100	1,973,905

		4,458,146
Thrifts & Mortgage Finance 0.1%
People's United Financial, Inc. (a)	41,500	526,220
Health Care 14.6%
Biotechnology 1.8%
Biogen Idec, Inc.*	79,400	8,088,478
Cephalon, Inc.* (a)	40,000	3,197,600

		11,286,078
Health Care Providers & Services 6.2%
Aetna, Inc.	34,900	1,448,001
AmerisourceBergen Corp. (a)	53,500	2,049,585
Cardinal Health, Inc.	73,200	3,203,232
CIGNA Corp.	21,900	1,089,963
Coventry Health Care, Inc.*	121,900	3,900,800
Health Net, Inc.*	9,400	264,328
Humana, Inc.	122,800	9,158,424
McKesson Corp.	15,000	1,216,800
UnitedHealth Group, Inc.	250,200	12,417,426
WellPoint, Inc.	61,800	4,174,590

		38,923,149
Life Sciences Tools & Services 0.0%
PerkinElmer, Inc.	6,100	149,206
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	319,200	9,148,272
Eli Lilly & Co. (a)	266,000	10,187,800
Endo Pharmaceuticals Holdings, Inc.*	31,000	1,154,750
Forest Laboratories, Inc.*	191,000	7,078,460
Johnson & Johnson	13,800	894,102
Medicis Pharmaceutical Corp. "A" (a)	22,600	840,268
Merck & Co., Inc.	160,600	5,481,278
Par Pharmaceutical Companies, Inc.*	30,600	991,134
Pfizer, Inc.	271,000	5,214,040
Warner Chilcott PLC "A" (a)	23,100	485,562

		41,475,666
Industrials 10.6%
Aerospace & Defense 4.1%
General Dynamics Corp.	78,000	5,314,920
Honeywell International, Inc.	97,000	5,150,700
Lockheed Martin Corp.	10,500	795,165
Northrop Grumman Corp. (a)	151,800	9,185,418
Raytheon Co.	68,100	3,046,113
United Technologies Corp.	31,100	2,576,324

		26,068,640
Air Freight & Logistics 0.5%
FedEx Corp.	34,200	2,971,296
Airlines 0.3%
Alaska Air Group, Inc.*	24,200	1,479,104
Southwest Airlines Co.	71,400	711,144

		2,190,248
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co. (a)	60,100	1,130,481
Construction & Engineering 0.6%
EMCOR Group, Inc.*	24,300	678,456
Fluor Corp.	32,700	2,077,431
KBR, Inc.	26,600	948,290

		3,704,177
Electrical Equipment 0.1%
Cooper Industries PLC	8,700	455,097
Industrial Conglomerates 0.8%
General Electric Co.	70,300	1,259,073
Tyco International Ltd.	91,400	4,048,106

		5,307,179
Machinery 2.2%
Caterpillar, Inc.	103,100	10,185,249
Dover Corp.	7,500	453,525
Eaton Corp.	51,000	2,445,450
Joy Global, Inc.	10,900	1,023,728

		14,107,952
Professional Services 0.1%
Manpower, Inc.	11,000	555,720
Road & Rail 1.1%
Avis Budget Group, Inc.* (a)	11,600	175,276
CSX Corp.	46,300	1,137,591
Norfolk Southern Corp.	16,400	1,241,480
Ryder System, Inc.	78,900	4,443,648

		6,997,995
Trading Companies & Distributors 0.6%
W.W. Grainger, Inc. (a)	23,700	3,516,369
Information Technology 15.6%
Communications Equipment 0.0%
Polycom, Inc.*	4,800	129,744
Computers & Peripherals 2.6%
Apple, Inc.*	20,000	7,809,600
Dell, Inc.* (a)	190,400	3,092,096
Lexmark International, Inc. "A"*	69,800	2,343,186
Western Digital Corp.*	92,000	3,170,320

		16,415,202
Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc. (a)	17,000	1,061,140
Arrow Electronics, Inc.*	120,900	4,201,275
Avnet, Inc.*	68,400	2,004,120
Flextronics International Ltd.* (a)	45,200	291,540
Ingram Micro, Inc. "A"* (a)	56,100	1,040,655
TE Connectivity Ltd.	95,400	3,284,622
Tech Data Corp.* (a)	54,500	2,543,515
Vishay Intertechnology, Inc.* (a)	235,800	3,246,966

		17,673,833
Internet Software & Services 1.4%
AOL, Inc.* (a)	46,600	800,588
eBay, Inc.*	100,600	3,294,650
IAC/InterActiveCorp.* (a)	114,800	4,751,572

		8,846,810
IT Services 4.4%
Automatic Data Processing, Inc. (a)	123,400	6,353,866
Computer Sciences Corp.	113,944	4,019,944
Fiserv, Inc.*	24,300	1,466,748
International Business Machines Corp.	86,100	15,657,285
SAIC, Inc.* (a)	18,700	299,761

		27,797,604
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	143,300	5,858,104
Analog Devices, Inc.	46,600	1,603,040
Applied Materials, Inc.	64,000	788,480
Cypress Semiconductor Corp.* (a)	21,700	446,586
GT Solar International, Inc.* (a)	86,200	1,175,768
Intel Corp.	62,800	1,402,324
Micron Technology, Inc.* (a)	166,800	1,229,316

		12,503,618
Software 2.4%
Activision Blizzard, Inc.	81,400	963,776
Oracle Corp.	417,800	12,776,324
Symantec Corp.*	4,400	83,864
TIBCO Software, Inc.*	40,400	1,052,016

		14,875,980
Materials 6.8%
Chemicals 4.3%
Dow Chemical Co.	155,000	5,404,850
E.I. du Pont de Nemours & Co.	172,700	8,880,234
Eastman Chemical Co.	27,600	2,665,884
Georgia Gulf Corp.*	7,600	152,304
OM Group, Inc.*	2,700	97,956
PPG Industries, Inc. (a)	30,800	2,593,360
Rockwood Holdings, Inc.*	27,800	1,681,066
The Mosaic Co.	66,400	4,695,808
Westlake Chemical Corp. (a)	12,300	636,525

		26,807,987
Metals & Mining 1.4%
Barrick Gold Corp.	87,700	4,171,889
Cliffs Natural Resources, Inc.	50,100	4,499,982

		8,671,871
Paper & Forest Products 1.1%
Domtar Corp. (a)	43,400	3,469,830
International Paper Co.	126,800	3,765,960

		7,235,790
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	48,400	1,416,184
Verizon Communications, Inc. (a)	326,200	11,511,598

		12,927,782
Wireless Telecommunication Services 0.4%
Vodafone Group PLC (ADR)	84,000	2,360,400
Utilities 1.3%
Electric Utilities 0.3%
Duke Energy Corp. (a)	90,700	1,687,020
Pepco Holdings, Inc. (a)	3,900	72,852

		1,759,872
Independent Power Producers & Energy Traders 0.8%
NRG Energy, Inc.* (a)	205,833	5,047,025
Multi-Utilities 0.2%
Ameren Corp. (a)	51,100	1,472,702

Total Common Stocks (Cost $575,051,583)		619,403,083
Securities Lending Collateral 17.1%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $107,828,214)	107,828,214	107,828,214
Cash Equivalents 1.7%
Central Cash Management Fund, 0.12% (b) (Cost $10,433,585)	10,433,585	10,433,585

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $693,313,382) †	117.1	737,664,882
Other Assets and Liabilities, Net	(17.1)	(107,558,996)

Net Assets	100.0	630,105,886

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $696,391,601.  At July 31, 2011, net unrealized appreciation  for all securities based on tax cost was $41,273,281.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $56,633,009 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,359,728.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $104,913,680 which is 16.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P E-Mini 500 Index	USD	9/16/2011	166	10,693,720	(48,166)

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$619,403,083	$—	$—	$619,403,083
Short-Term Investments(d)	118,261,799	—	—	118,261,799
Total	$737,664,882	$—	$—	$737,664,882
Liabilities
Derivatives(e)	$(48,166)	$—	$—	$(48,166)
Total	$(48,166)	$—	$—	$(48,166)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(48,166)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011